GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segments, Geographical Areas [Abstract]
Schedule of revenue from external customers by geographic areas
The following table presents revenue by geography area, the Greater China and all other countries, based on the geography location of its websites for the year ended December 31, 2017, 2018 and 2019. No revenue result from an individual country other than the Greater China accounted for more than 10% of revenue for the presented years.

	2017	2018	2019
	RMB (in millions)
Total Revenue
The Greater China	24,678	28,064	31,256
Others	2,315	3,040	4,460

	26,993	31,104	35,716